New Standards And Interpretations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Decrease in cash flows used in operating activities		$ (40,649)	$ 16,424	$ (9,014)
Increase in cash flows used in financing activities		$ (19,578)	$ 7,042	$ (10,413)
IFRS 16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Decrease in cash flows used in operating activities	$ 354
Increase in cash flows used in financing activities	$ 354